INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
U.S. Tax Reform
On December 22, 2017, the President of the United States signed H.R.1, the Tax Cuts and Jobs Act (U.S. Tax Reform or the Act) into law. As a result, the enacted U.S. federal corporate income tax rate was reduced from 35 per cent to 21 per cent effective January 1, 2018 and resulted in a remeasurement of existing deferred income tax assets and deferred income tax liabilities related to the Company's U.S. businesses to reflect the new lower income tax rate as at December 31, 2017.
For the Company’s U.S. businesses not subject to RRA, the reduction in enacted income tax rates resulted in a decrease in net deferred income tax liabilities and deferred income tax expense of $816 million.
For the Company’s U.S. businesses subject to RRA, the reduction in income tax rates resulted in a reduction in net deferred income tax liabilities and the recognition of a net regulatory liability on the Consolidated balance sheet in the amount of $1,686 million.
Net deferred income tax liabilities related to the cumulative remeasurements of employee post-retirement benefits included in AOCI have been adjusted with a corresponding increase in deferred income tax expense of $12 million.
Given the significance of the legislation, the Securities and Exchange Commission (SEC) staff issued guidance which allows registrants to record provisional amounts which may be adjusted as information becomes available, prepared or analyzed during a measurement period not to exceed one year.
The SEC guidance summarizes a three-step process to be applied at each reporting period to identify: (1) where the accounting is complete; (2) provisional amounts where the accounting is not yet complete, but a reasonable estimate has been determined; and (3) where a reasonable estimate cannot yet be determined and therefore income taxes are reflected in accordance with law prior to the enactment of the Act.
At December 31, 2017, the Company considers all amounts recorded related to U.S. Tax Reform to be reasonable estimates. Amounts related to businesses subject to RRA are provisional as the Company’s interpretation, assessment and presentation of the impact of the tax law change may be further clarified with additional guidance from regulatory, tax and accounting authorities. Should additional guidance be provided by these authorities or other sources during the one-year measurement period, TCPL will review the provisional amounts and adjust as appropriate.
Provision for Income Taxes

year ended December 31	2017	2016	2015
(millions of Canadian $)

Current
Canada	113	117	45
Foreign	36	40	92
	149	157	137
Deferred
Canada	(203)	97	33
Foreign	751	95	(135)
Foreign – U.S. Tax Reform	(804)	—	—
	(256)	192	(102)
Income Tax (Recovery)/Expense	(107)	349	35

Geographic Components of Income/(Loss) before Income Taxes

year ended December 31	2017	2016	2015
(millions of Canadian $)

Canada	(408)	304	(623)
Foreign	3,645	618	(482)
Income/(Loss) before Income Taxes	3,237	922	(1,105)

Reconciliation of Income Tax (Recovery)/Expense

year ended December 31	2017	2016	2015
(millions of Canadian $)

Income/(loss) before income taxes	3,237	922	(1,105)
Federal and provincial statutory tax rate	27%	27%	26%
Expected income tax expense/(recovery)	874	249	(287)
U.S. Tax Reform	(804)	—	—
Foreign income tax rate differentials	(81)	(196)	14
Income from equity investments and non-controlling interests	(64)	(68)	(56)
Income tax differential related to regulated operations	(42)	81	159
Non-taxable portion of capital gains	(42)	—	—
Asset impairment charges[1]	34	242	170
Non-deductible amounts	4	18	—
Tax rate and legislative changes	—	—	34
Other	14	23	1
Income Tax (Recovery)/Expense	(107)	349	35

1	Net of nil (2016 – $112 million; 2015 – $311 million) attributed to higher foreign tax rates.
Deferred Income Tax Assets and Liabilities

at December 31	2017	2016
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,365	2,049
Difference in accounting and tax bases of impaired assets and assets held for sale	651	1,168
Regulatory and other deferred amounts	512	277
Unrealized foreign exchange losses on long-term debt	216	446
Financial instruments	10	34
Other	180	287
	2,934	4,261
Less: valuation allowance	832	1,336
	2,102	2,925
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	6,240	9,015
Equity investments	632	905
Taxes on future revenue requirement	238	198
Other	140	156
	7,250	10,274
Net Deferred Income Tax Liabilities	5,148	7,349
The above deferred tax amounts have been classified in the Consolidated balance sheet as follows:

at December 31	2017	2016
(millions of Canadian $)

Deferred Income Tax Assets
Intangible and other assets (Note 12)	255	313
Deferred Income Tax Liabilities
Deferred income tax liabilities	5,403	7,662
Net Deferred Income Tax Liabilities	5,148	7,349

At December 31, 2017, the Company has recognized the benefit of unused non-capital loss carryforwards of $1,231 million (2016 – $1,736 million) for federal and provincial purposes in Canada, which expire from 2030 to 2037. The Company has not recognized the benefit of capital loss carry forwards of $668 million (2016 – $654 million) for federal and provincial purposes in Canada. The Company also has Ontario minimum tax credits of $82 million (2016 – $68 million), which expire from 2026 to 2037.
At December 31, 2017, the Company has recognized the benefit of unused net operating loss carryforwards of US$1,800 million (2016 – US$2,545 million) for federal purposes in the U.S., which expire from 2028 to 2037. The Company has not recognized the benefit of unused net operating loss carryforwards of US$710 million (2016 – US$58 million) for federal purposes in the U.S. The Company also has alternative minimum tax credits of US$56 million (2016 – US$37 million).
At December 31, 2017, the Company has recognized the benefit of unused net operating loss carryforwards of US$7 million (2016 – US$54 million) in Mexico, which expire from 2024 to 2027.
Unremitted Earnings of Foreign Investments
Income taxes have not been provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future. Deferred income tax liabilities would have increased at December 31, 2017 by approximately $569 million (2016 – $481 million) if there had been a provision for these taxes.
Income Tax Payments
Income tax payments of $247 million, net of refunds, were made in 2017 (2016 – payments, net of refunds, of $105 million; 2015 – payments, net of refunds, of $164 million).
Reconciliation of Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2017	2016	2015
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	15	13	13
Gross increases – tax positions in prior years	—	3	2
Gross decreases – tax positions in prior years	(1)	—	(2)
Gross increases – tax positions in current year	2	2	1
Settlement	—	(1)	—
Lapse of statutes of limitations	(3)	(2)	(1)
Unrecognized Tax Benefit at End of Year	13	15	13

Subject to the results of audit examinations by taxing authorities and other legislative amendments, TCPL does not anticipate further adjustments to the unrecognized tax benefits during the next 12 months that would have a material impact on its financial statements.
TCPL and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2009. Substantially all material U.S. federal, state and local income tax matters have been concluded for years through 2010.
TCPL's practice is to recognize interest and penalties related to income tax uncertainties in income tax expense. Income tax expense for the year ended December 31, 2017 reflects nil of interest expense and nil for penalties (2016 – nil of interest expense and nil for penalties; 2015 – $1 million reversal of interest expense and nil for penalties). At December 31, 2017, the Company had $4 million accrued for interest expense and nil accrued for penalties (December 31, 2016 – $4 million accrued for interest expense and nil accrued for penalties).